1-32399

[redacted]

05004449

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006

Cert Amx

MAR 2 4 2005

March 24, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on March 21, 2005, the American Stock Exchange, LLC (the "Exchange") received from Banro Corporation (the "Registrant"), a copy of the Registrant's application on Form 40FR12B/A for the registration of the following securities:

Common Shares, no par value

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
MAR 2 5 2005
THOMSON
FINANCIAL

cc: Herbert Scholl